INVENTORY (Tables)	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventory [Abstract]
Schedule of components of inventory

	September 30, 2012	December 31, 2011
Raw materials	$2,307	$2,725
Work-in-progress	1,877	2,144
Finished goods	1,748	1,304

	$5,932	$6,173

	December 31, 2011	December 31, 2010
Raw materials	$2,725	$2,931
Work-in-progress	2,144	1,619
Finished goods	1,304	1,380

	$6,173	$5,930